Gains and losses on disposal and main changes in scope of consolidation (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of detailed information about business combination [line items]
Schedule of gains (losses) on disposal of fixed assets, investments and activities

(in millions of euros)	June 30, 2020	June 30, 2019
Gains (losses) on disposal of fixed assets(1)	59	68
Gains (losses) on disposal of investments and activities	0	0
Gain (losses) on disposal of fixed assets, investments and activities	59	68

(1)	Including in 2020, 197 MEUR of transfer price and (139) MEUR of net book value of assets sold. Including in 2019, 131 MEUR of transfer price and (63) MEUR of net book value of assets sold.